Note 30 - Income Tax	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of income tax [text block]
30.	Income tax

a)	Taiwan taxation

Taiwan profits tax has been provided for at the rate of 20% on the estimated assessable profits.

b)	Hong Kong taxation

Hong Kong profits tax has been provided for at the rate of 16.5% on the estimated assessable profits. This subsidiary is in the process of liquidation as of December 31, 2025.

c)	Japan taxation

There was no assessable profit for the year ended December 31, 2024, as the subsidiary was liquidated in 2024. For the year ended December 31, 2023, a tax rate of 30.62% was applied on the estimated assessable profits.

d)	United States taxation

Tax rate is 27.98% on the estimated assessable profits. There were no assessable profits for the years ended December 31, 2025, 2024 and 2023.

e)	United Kingdom taxation

Tax rate is 25% on the estimated assessable profits. There were no assessable profits for the years ended December 31, 2025, 2024 and 2023.

f)	India taxation

India profits tax has been provided for at the rate of 25.17% on the estimated assessable profits for the year ended December 31, 2025 (2024: 25%). There was no assessable profit for the year ending December 31, 2023, as the subsidiary was established in 2023.

g)	Egypt taxation

Egypt profits tax has been provided for at the rate of 22.5% on the estimated assessable profits. There was no assessable profit for the year ending December 31, 2023, as the subsidiary was established in 2023.

h)	Income tax expense (benefit)

Components of income tax expense (benefit):

	Year ended December 31,
	2025	2024	2023
Current income tax expense:
On profits for the year	$4,615,088	$4,845,682	$4,529,365
On prior year adjustments	(20,967)	-	-
Total current income tax expense	4,594,121	4,845,682	4,529,365

Deferred income tax benefit:
On temporary differences	(4,252,770)	(6,156,496)	(1,013,375)
Income tax expense (benefit)	$341,351	$(1,310,814)	$3,515,990

i)	Reconciliation of income tax expense (benefit) at statutory income tax rate to income tax expense (benefit) is as follows:

	Year ended December 31,
	2025	2024	2023
Income tax (benefit) expense calculated at weighted-average statutory tax rate (1)	$(1,272,789)	$1,487,031	$4,286,824
Non-taxable income	-	(1,193,607)	-
Non-deductible expenses not related to revenue	1,001,166	-	-
Expected credit losses	964,557	74,848	913,745
Prior year income tax adjustments	(20,967)	-	-
Utilization of tax losses	(330,616)	(1,679,086)	(2,992,590)
Temporary differences not recognized	-	-	1,308,011
Income tax expense (benefit)	$341,351	$(1,310,814)	$3,515,990

(1) The applicable tax rate is the weighted-average of statutory tax rates in the countries where the Group entities operate, weighted by each entity’s profit/(loss) before tax.

j)	Deferred tax assets or liabilities as a result of temporary differences and loss carryforwards are as follows:

	2025
	January 1	Recognized in profit or loss	Translation differences	December 31
Temporary differences:
Deferred tax assets:
Unrealized exchange loss	$5,451,285	$5,135,964	$(480,350)	$10,106,899
Tax losses carryforward	571,710	1,163,325	(25,729)	1,709,306
Lease liabilities	16,414	(46,592)	30,500	322
Provisions	898,804	(856,886)	79,728	121,646
	6,938,213	5,395,811	(395,851)	11,938,173
Deferred tax liabilities:
ROU asset and property and equipment	(16,806)	5,103	793	(10,910)
Unrealized exchange gain	(26,091)	(1,148,144)	532,363	(641,872)
	(42,897)	(1,143,041)	533,156	(652,782)
Deferred tax assets, net	$6,895,316	$4,252,770	$137,305	$11,285,391

	2024
	January 1	Recognized in profit or loss	Translation differences	December 31
Temporary differences:
Deferred tax assets:
Unrealized exchange loss	$50,568	$5,503,989	$(103,272)	$5,451,285
Tax losses carryforward	-	582,335	(10,625)	571,710
Lease liabilities	-	16,801	(387)	16,414
Provisions	919,633	40,227	(61,056)	898,804
	970,201	6,143,352	(175,340)	6,938,213
Deferred tax liabilities:
Prepayment of pension	(59,807)	56,923	2,884	-
ROU asset and property and equipment	-	(17,203)	397	(16,806)
Unrealized exchange gain	-	(26,576)	485	(26,091)
	(59,807)	13,144	3,766	(42,897)
Deferred tax assets, net	$910,394	$6,156,496	$(171,574)	$6,895,316

k)

Deferred tax assets on unused tax losses are recognized as the Group expects sufficient future taxable profits will be available for tax losses utilization, based on approved business plans and forecasts.

l)

One of the Group’s subsidiaries has aggregate unrecognized tax losses of $5,044,950 as of each of  December 31, 2025 and 2024, which have no expiry date and can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements.